Calvert
Growth Allocation Fund
June 30, 2021
Schedule of Investments (Unaudited)

Mutual Funds — 94.3%(1)

Security	Shares	Value
Equity Funds — 92.3%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	277,257	$ 10,142,053
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	671,439	20,559,453
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,285,106	50,273,332
Calvert US Large-Cap Growth Responsible Index Fund, Class I	353,445	17,513,222
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,677,510	52,304,766
Calvert US Mid-Cap Core Responsible Index Fund, Class I	367,315	14,549,343
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	148,679	13,062,974
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,015,256	13,645,036
Calvert Emerging Markets Equity Fund, Class R6	683,503	15,775,255
Calvert International Equity Fund, Class R6	1,103,704	29,711,713
Calvert International Opportunities Fund, Class R6	1,152,968	24,857,984
Calvert Mid-Cap Fund, Class I	113,687	5,817,369
		$268,212,500
Income Funds — 2.0%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	595,650	$5,658,673
		$5,658,673
Total Mutual Funds (identified cost $196,162,110)		$273,871,173

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.250%, 2/15/50(2)(3)	$3,219	$ 3,651,301
Total U.S. Treasury Obligations (identified cost $3,217,774)		$ 3,651,301

Short-Term Investments — 4.1%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(4)	11,931,174	$ 11,931,174
Total Short-Term Investments (identified cost $11,931,174)		$ 11,931,174

Total Purchased Call Options — 0.1% (identified cost $77,612)	$ 91,885
Total Investments — 99.7% (identified cost $211,388,670)	$289,545,533

Total Written Put Options — (0.0)%(5) (premiums received $80,536)	$ (74,750)

Other Assets, Less Liabilities — 0.3%	$ 1,041,003
Net Assets — 100.0%	$290,511,786

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(5)	Amount is less than (0.05)%.

Calvert
Growth Allocation Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Purchased Call Options — 0.1%
Exchange-Traded Options — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	23	$9,884,250	$4,425	9/17/21	$91,885
Total					$91,885
Written Put Options — (0.0)%(1)
Exchange-Traded Options — (0.0)%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	23	$9,884,250	$3,850	9/17/21	$(74,750)
Total					$(74,750)

(1)	Amount is less than (0.05)%.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	19	Long	9/21/21	$3,054,250	$84,174
U.S. 5-Year Treasury Note	(55)	Short	9/30/21	(6,788,633)	20,561
U.S. Ultra-Long Treasury Bond	(22)	Short	9/21/21	(4,239,125)	(170,560)
					$(65,825)
During the fiscal year to date ended June 30, 2021, the Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At June 30, 2021, the value of the Fund's investment in affiliated funds was $285,802,347, which represents 98.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Cash Reserves Fund, LLC	$ 7,702,956	$43,513,281	$(39,283,911)	$ (1,305)	$ 153	$ 11,931,174	$ 6,819	$ —	11,931,174
Emerging Markets Advancement Fund, Class I	10,914,406	1,215,490	(1,306,000)	214,971	2,606,169	13,645,036	16,490	—	1,015,256

Calvert
Growth Allocation Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Emerging Markets Equity Fund, Class R6	$ 10,890,928	$ 5,607,025	$ (4,138,029)	$ 938,439	$ 2,476,892	$ 15,775,255	$ 79,996	$ —	683,503
Equity Fund, Class R6	8,174,067	2,970,281	(14,000)	1,203	1,931,423	13,062,974	22,029	206,253	148,679
Floating-Rate Advantage Fund, Class R6	5,535,820	1,121,780	(1,144,000)	(57,395)	202,468	5,658,673	154,030	—	595,650
High Yield Bond Fund, Class I	5,597,601	20,952	(5,629,244)	535,234	(524,543)	—	20,953	—	—
High Yield Bond Fund, Class R6	—	5,677,149	(5,810,791)	133,642	—	—	61,125	—	—
International Equity Fund, Class R6	20,793,489	7,060,816	(3,080,598)	31,259	4,906,747	29,711,713	114,218	—	1,103,704
International Opportunities Fund, Class R6	17,670,191	4,445,799	(1,263,054)	6,562	3,998,486	24,857,984	168,744	—	1,152,968
International Responsible Index Fund, Class R6	12,765,779	8,552,780	(4,051,774)	25,213	3,267,455	20,559,453	177,007	—	671,439
Mid-Cap Fund, Class I	3,333,882	1,542,860	(1,000)	37	941,590	5,817,369	6,932	26,928	113,687
Small-Cap Fund, Class R6	6,022,527	1,609,901	—	—	2,509,625	10,142,053	11,901	—	277,257
US Large-Cap Core Responsible Index Fund, Class R6	39,193,967	6,385,064	(6,416,000)	936,235	10,174,066	50,273,332	410,064	—	1,285,106
US Large-Cap Growth Responsible Index Fund, Class I	12,147,386	2,281,190	—	—	3,084,646	17,513,222	68,187	168,002	353,445
US Large-Cap Value Responsible Index Fund, Class I	29,735,795	10,885,784	—	—	11,683,187	52,304,766	566,171	141,613	1,677,510
US Mid-Cap Core Responsible Index Fund, Class I	3,361,590	8,934,022	—	—	2,253,731	14,549,343	52,576	132,446	367,315
Totals				$2,764,095	$49,512,095	$285,802,347	$1,937,242	$675,242
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Calvert
Growth Allocation Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$273,871,173	$ —	$ —	$273,871,173
U.S. Treasury Obligations	—	3,651,301	—	3,651,301
Short-Term Investments	—	11,931,174	—	11,931,174
Purchased Call Options	91,885	—	—	91,885
Total Investments	$273,963,058	$15,582,475	$ —	$289,545,533
Futures Contracts	$104,735	$ —	$ —	$104,735
Total	$274,067,793	$15,582,475	$ —	$289,650,268
Liability Description
Futures Contracts	$(170,560)	$ —	$ —	$(170,560)
Written Put Options	(74,750)	—	—	(74,750)
Total	$(245,310)	$ —	$ —	$(245,310)
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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